STATEMENTS OF CHANGES IN PARTNERS' CAPITAL (DEFICIT) (USD $)	Series One [Member] Limited Partner [Member]	Series One [Member] General Partner [Member]	Series One [Member]	Series Two [Member] Limited Partner [Member]	Series Two [Member] General Partner [Member]	Series Two [Member]	Series Three [Member] Limited Partner [Member]	Series Three [Member] General Partner [Member]	Series Three [Member]	Series Four [Member] Limited Partner [Member]	Series Four [Member] General Partner [Member]	Series Four [Member]	Series Five [Member] Limited Partner [Member]	Series Five [Member] General Partner [Member]	Series Five [Member]	Series Six [Member] Limited Partner [Member]	Series Six [Member] General Partner [Member]	Series Six [Member]	Limited Partner [Member]	General Partner [Member]	Total
Partners' capital (deficit) at Mar. 31, 2010	$ (2,422,945)	$ (138,447)	$ (2,561,392)	$ 1,157,603	$ (55,188)	$ 1,102,415	$ (2,400,518)	$ (259,417)	$ (2,659,935)	$ 1,665,481	$ (233,846)	$ 1,431,635	$ 511,327	$ (36,970)	$ 474,357	$ 75,989	$ (75,989)	$ 0	$ (1,413,063)	$ (799,857)	$ (2,212,920)
Contribution	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0
Distribution	0	0	0	0	0	0	0	0	0	(128,624)	(1,299)	(129,923)	0	0	0	0	0	0	(128,624)	(1,299)	(129,923)
Net income (loss)	(38,960)	(394)	(39,354)	(27,600)	(279)	(27,879)	41,757	422	42,179	(31,802)	(321)	(32,123)	(28,620)	(289)	(28,909)	0	0	0	(85,225)	(861)	(86,086)
Partners' capital (deficit) at Mar. 31, 2011	(2,461,905)	(138,841)	(2,600,746)	1,130,003	(55,467)	1,074,536	(2,358,761)	(258,995)	(2,617,756)	1,505,055	(235,466)	1,269,589	482,707	(37,259)	445,448	75,989	(75,989)	0	(1,626,912)	(802,017)	(2,428,929)
Contribution	0	2,645,120	2,645,120	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	2,645,120	2,645,120
Distribution	0	0	0	(1,016,000)	0	(1,016,000)	0	0	0	(1,275,000)	0	(1,275,000)	(391,000)	0	(391,000)	0	0	0	(2,682,000)	0	(2,682,000)
Net income (loss)	2,461,905	(2,506,279)	(44,374)	(114,003)	55,467	(58,536)	(26,603)	(269)	(26,872)	(230,055)	235,466	5,411	(91,707)	37,259	(54,448)	(75,989)	75,989	0	1,923,548	(2,102,367)	(178,819)
Partners' capital (deficit) at Mar. 31, 2012	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ (2,385,364)	$ (259,264)	$ (2,644,628)	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ (2,385,364)	$ (259,264)	$ (2,644,628)